Investments in Marketable Securities Available-for sale (Details 1) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Schedule of Available-for-sale Securities [Line Items]
Proceeds from Sales	$ 21,792	$ 19,612	$ 25,834
Gross realized gains	17	35	420
Gross realized losses	$ (25)	$ (32)	$ (70)